Stockholders' Deficit (Details Narrative) (10-K) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Jul. 27, 2018	May 31, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Warrants price per share				$ 0.625
Share price				$ 0.15
Number of common stock issued	9,600,286
Stock issuance costs					$ 196,006
Stock issuance costs, net offering					1,244,037
Sold securities in a self-directed offering, aggregate amount			$ 245,000		$ 1,244,037	$ 4,138,435
Common stock, shares outstanding			136,640,761		133,888,573	122,674,516
Equity Purchase Agreement [Member]
Number of common stock shares sold						567,644
Proceeds from sale of common stock						$ 60,000
Restricted Stock One [Member]
Restricted common stock price per share						$ 0.08
Warrants to purchase of common stock shares						2,237,500
Warrants term						5 years
Restricted Stock Two [Member]
Restricted common stock price per share						$ 0.12
Warrants to purchase of common stock shares						2,237,500
Warrants term						5 years
Restricted Stock Three [Member]
Restricted common stock price per share						$ 0.16
Warrants to purchase of common stock shares						2,237,500
Warrants term						5 years
Restricted Stock Four [Member]
Restricted common stock price per share						$ 0.12
Warrants to purchase of common stock shares						31,453,788
Warrants term						5 years
Restricted Stock Five [Member]
Restricted common stock price per share						$ 0.12
Warrants to purchase of common stock shares						31,453,788
Warrants term						5 years
Restricted Stock Six [Member]
Restricted common stock price per share						$ 0.30
Warrants to purchase of common stock shares						416,595
Warrants term						5 years
Restricted Stock Seven [Member]
Restricted common stock price per share						$ 0.30
Warrants to purchase of common stock shares						416,595
Warrants term						5 years
Restricted Common Stock [Member]
Sold securities in a self-directed offering, aggregate amount		$ 44,700
Issuance of stock per share		$ 0.08
Conversion stock, description		Each unit consisted of 1 share of restricted common stock (558,750 shares), a five-year warrant to purchase 1 share of restricted common stock (558,750 warrant shares) at $0.08 per share, a five-year warrant to purchase 1 share of restricted common stock (558,750 warrant shares) at $0.12 per share, and a five-year warrant to purchase 1 share of restricted common stock (558,750 warrant shares) at $0.16 per share.
Number of restricted common stock		558,750
Restricted Common Stock One [Member]
Restricted common stock price per share		$ 0.08
Warrants to purchase of common stock shares		558,750
Warrants term		5 years
Restricted Common Stock Two [Member]
Restricted common stock price per share		$ 0.12
Warrants to purchase of common stock shares		558,750
Warrants term		5 years
Restricted Common Stock Three [Member]
Restricted common stock price per share		$ 0.16
Warrants to purchase of common stock shares		558,750
Warrants term		5 years
Warrant [Member]
Warrants price per share				$ 0.625
Cashless exercise of warrants	9,600,000
Proceeds from warrants issuances	$ 1,440,043
Warrants to purchase of common stock shares	9,600,000				101,984	392,047
Self Directed Stock Issuance One [Member]
Sold securities in a self-directed offering, aggregate amount						$ 179,000
Issuance of stock per share						$ 0.08
Self Directed Stock Issuance Two [Member]
Sold securities in a self-directed offering, aggregate amount						$ 3,774,456
Issuance of stock per share						$ 0.12
Self Directed Stock Issuance Three [Member]
Sold securities in a self-directed offering, aggregate amount						$ 124,979
Issuance of stock per share						$ 0.30
Self-Directed Stock Issuance [Member]
Conversion stock, description						Each $0.08 unit consisted of 1 share of restricted common stock (2,237,500 shares), a five-year warrant to purchase 1 share of restricted common stock (2,237,500 warrant shares) at $0.08 per share, a five-year warrant to purchase 1 share of restricted common stock (2,237,500 warrant shares) at $0.12 per share, and a five-year warrant to purchase 1 share of restricted common stock (2,237,500 warrant shares) at $0.16 per share. Each $0.12 unit consisted of 1 share of restricted common stock (31,453,788 shares) and a five-year warrant to purchase 1 share of restricted common stock (31,453,788 warrant shares) at $0.12 per share. Each $0.30 unit consisted of 1 share of restricted common stock (416,595 shares) and a five-year warrant to purchase 1 share of restricted common stock (416,595 warrant shares) at $0.30 per share.
Number of restricted common stock						2,237,500